Equity - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2022 shares	Jun. 23, 2022 USD ($) $ / shares shares	Jul. 28, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2022 shares vote $ / shares	Jun. 23, 2022 $ / shares shares	Dec. 31, 2022 USD ($) shares vote $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 shares vote £ / shares	Jun. 24, 2022 shares	Jun. 23, 2022 £ / shares shares	Jun. 22, 2022 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $		$ 1,417,973							$ 1,417,973	$ 582,388	$ 438,340
Share issue related cost | $									$ 372,318	$ 0	$ 0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							1,321,663,000		1,321,663,000	0		1,321,663,000
Exchange ratio									8.335
Issuance of Convertible Notes | $			$ 35,231	$ 35,231					$ 0	$ 35,231
Vested (in shares)									(501,451,000)
Minimum
Disclosure of classes of share capital [line items]
Issue of equity | $				50,000
Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options vested in share-based payment arrangement (in shares)	250,000,000								250,000,000
Class A Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)						14,371,808,000		0		0	14,371,808
Number of shares outstanding (in shares)		197,026,729				214,371,808	467,677,673	197,026,729	467,677,673	197,026,729	214,371,808	467,677,673		197,026,729		0
Shares issued to convertible note holders (in shares)							4,306,466			0
Exchange ratio									8.335
Class B Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)								0		18,032,787	0
Number of shares outstanding (in shares)		35,377,866				0	1,642,233,575	35,377,866	1,642,233,575	35,377,866	0	1,642,233,575		35,377,866		0
Shares issued to convertible note holders (in shares)							0			0
Exchange ratio									8.335
Geely
Disclosure of classes of share capital [line items]
Issuance of Convertible Notes | $				$ 9,531
Geely | Class B Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)										4,262,295,000
Gores Guggenheim, Inc.
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $		$ 638,197
Gores Guggenheim, Inc. | Class A Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)							82,193,962
Gores Guggenheim, Inc. | Class B Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)							0
PIPE Investors | Class A Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)							26,540,835
PIPE Investors | Class B Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)							0
Related parties | Geely
Disclosure of classes of share capital [line items]
Issuance of Convertible Notes | $			$ 9,531
Redeemable Preferred Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | (per share)		$ 65						$ 65						£ 1.00
Number of shares issued (in shares)		50,000,000						50,000,000						50,000,000
Redeemable Preferred Shares | Class A Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)							0
Redeemable Preferred Shares | Class B Shares
Disclosure of classes of share capital [line items]
Issuance during the year (in shares)							0
Redeemable Preferred Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | £ / shares												£ 1.00
Number of shares issued (in shares)							50,000,000		50,000,000			50,000,000
Class A Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)							4,532,322,327		4,532,322,327			4,532,322,327
Closing share price (in usd per share) | $ / shares									$ 18	$ 8.04	$ 6.15
Shares issued to convertible note holders (in shares)		4,306,466		4,306,466,000
Number of votes per share | vote							1		1			1
Class A Shares | Minimum
Disclosure of classes of share capital [line items]
Closing share price (in usd per share) | $ / shares									$ 10.00
Class A Shares | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options vested in share-based payment arrangement (in shares)									375,000,000
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 0.01		$ 0.01
Number of shares issued (in shares)		294,877,349						294,877,349						294,877,349
Shares issued to convertible note holders (in shares)		4,306,466
Class A Shares | Related parties
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						14,371,808,000	240,099,199		240,099,199	197,026,729	14,371,808,000	240,099,199	241,264,235		197,026,729
Class A Shares | Related parties | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							240,099,199		240,099,199			240,099,199
Class A Shares | Related parties | Geely
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							35,526,575		35,526,575	0		35,526,575	36,691,611		0
Shares issued to convertible note holders (in shares)			1,165,041,000
Class B Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)							135,133,164		135,133,164			135,133,164
Closing share price (in usd per share) | $ / shares					$ 30.50					$ 8.04
Proceeds from issuing shares | $										$ 550,000
Share issue related cost | $										$ 2,843
Number of votes per share | vote							10		10			10
Class B Shares | Related parties
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)					18,032,787,000		1,642,233,575		1,642,233,575	21,607,374		1,642,233,575	1,642,233,575		21,607,374
Class B Shares | Related parties | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 0.01		$ 0.01
Class B Shares | Related parties | Geely
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						4,262,295,000	0		0	4,262,295	4,262,295,000	0	0		4,262,295
Class C-1 Ordinary Shares
Disclosure of classes of share capital [line items]
Closing share price (in usd per share) | $ / shares									$ 1.12
Number of shares issued (in shares)		15,999,965						15,999,965						15,999,965
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 0.10		$ 0.10
Number of shares issued (in shares)							15,999,965,000		15,999,965,000			15,999,965,000
Class C-2 American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)							4,500,000		4,500,000			4,500,000
Number of shares issued (in shares)		9,000,000						9,000,000						9,000,000
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 0.10		$ 0.10
Number of shares issued (in shares)							9,000,000,000		9,000,000,000			9,000,000,000
Class C Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)							0		0			0
Number of votes per share | vote							1		1			1